Schedule 1 - Condensed Parent Company Financial Statements (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	$ 96,999	$ 94,704
Income tax receivable		7,873
Deferred income taxes	26,849	40,038
Prepayments and other current assets	11,748	11,081
Total current assets	152,522	200,854
Deferred charges and other assets, net	52,084	50,290
Investment in subsidiaries	43,334	48,695
Total assets	5,406,752	5,051,817	4,858,517	4,348,420	4,072,466
Stockholders' equity	89,296	88,964
Long-term debt, excluding current portion	1,560,655	1,468,583
Current portion of long-term debt	58,615	86,288
Accounts payable	63,035	65,815
Accrued interest	12,437	13,615
Accrued taxes	31,462	14,176
Other accrued liabilities	41,388	33,596
Total current liabilities	225,335	279,879
Other liabilities	109,692	81,552
Total liabilities and stockholders' equity	5,406,752	5,051,817
Aqua America, Inc. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	346	1,423
Accounts receivable - affiliates	19,852	3,092
Income tax receivable	581
Deferred income taxes	22,456	34,366
Prepayments and other current assets	3,366	3,232
Total current assets	46,601	42,113
Deferred charges and other assets, net	19,180	18,227
Notes receivable - affiliates	300,932	280,830
Accounts receivable - affiliates	98,647	54,456
Deferred income tax asset	72,407	94,809
Investment in subsidiaries	1,664,768	1,510,377
Total assets	2,202,535	2,000,812
Stockholders' equity	1,655,343	1,534,835
Long-term debt, excluding current portion	378,400	324,400
Current portion of long-term debt	18,000	27,000
Accounts payable		300
Accrued interest	2,603	3,115
Accrued taxes		798
Accounts payable - affiliates	22,003	22,263
Other accrued liabilities	10,986	13,404
Total current liabilities	53,592	66,880
Other liabilities	115,200	74,697
Total liabilities and stockholders' equity	$ 2,202,535	$ 2,000,812